Notes on the Consolidated Balance Sheet (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Consolidated Balance Sheet [Abstract]
Schedule of reconciliation of intangible assets
The following table shows the reconciliation of intangible assets for the six months ended June 30, 2018:

in € thousands	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs
January 1, 2018	3,869	232	5,093	—	5,458	1,090	23,184	38,926
Additions	70	12	—	—	136	1,214	—	1,432
Reclassification	—	14	—	—	—	(14)	—	—
Currency translation	50	—	71	—	31	1	572	725
June 30, 2018	3,989	258	5,164	—	5,625	2,291	23,756	41,083
Accumulated amortization and impairment
January 1, 2018	366	104	176	—	3,144	—	—	3,790
Additions	540	16	70	—	895	—	—	1,521
June 30, 2018	906	120	246	—	4,039	—	—	5,311
Remaining carrying amount
January 1, 2018	3,503	128	4,917	—	2,314	1,090	23,184	35,136
June 30, 2018	3,083	138	4,918	—	1,586	2,291	23,756	35,772